Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Cash and Cash Equivalents

	At June 30,	At December 31,
(in millions of Euros)	2019	2018
Cash in bank and on hand	213	164

Total Cash and cash equivalents	213	164